Ordinary Shares	6 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
Ordinary Shares
12.	Ordinary Shares

The Company is authorized to issue a maximum of 500,000,000 ordinary shares with par value of $0.0001.

Upon consummation of the Business Combination, 5,878,103 ordinary shares of Tristar (including 128,103 public shares and 5,750,000 founder shares) remained issued and outstanding, which had been replaced by ordinary shares of the Company. Along with the consummation of the Business Combination, the Company issued 509,259 and 464,838 ordinary shares to PIPE investors and holders of convertible promissory notes, respectively. 30,280,768 ordinary shares were issued to Helport shareholders as the consideration of the Business Combination. Since Helport is determined as the accounting acquirer, the historical financial statements of Helport became the Company’s historical financial statements, with retrospective adjustments to give effect to the reverse recapitalization. All of the ordinary shares of Helport that were issued and outstanding immediately prior to the Business Combination were cancelled and converted into an aggregate of 30,280,768 ordinary shares of the Company, which has been restated retrospectively to reflect the equity structure of the Company.

During the six months ended December 31, 2025, no restricted shares were issued or outstanding under the Plan.

There were 37,430,968 ordinary shares issued and outstanding as of both December 31, 2025 and June 30, 2025.